Intangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance	$ 109.8	$ 102.0
Ending balance	109.4	109.8
Cost
Intangible assets
Beginning balance	292.9	272.9
Additions	19.6	21.2
Disposals		(1.1)
Effect of movements in exchange rates	(0.1)	(0.1)
Ending balance	312.4	292.9
Amortization and impairment losses
Intangible assets
Beginning balance	183.1	170.9
Amortization		13.5
Impairment		(1.1)
Effect of movements in exchange rates	19.9	(0.2)
Ending balance	203.0	183.1
Software (mostly development costs)
Intangible assets
Beginning balance	109.6	101.7
Ending balance	109.4	109.6
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	289.5	268.4
Additions	19.6	21.2
Effect of movements in exchange rates	(0.1)	(0.1)
Ending balance	309.0	289.5
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	179.9	166.7
Amortization	19.7	13.4
Effect of movements in exchange rates		(0.2)
Ending balance	199.6	179.9
Other intangible assets
Intangible assets
Beginning balance	0.2	0.3
Ending balance		0.2
Other intangible assets | Cost
Intangible assets
Beginning balance	3.4	4.5
Disposals		(1.1)
Ending balance	3.4	3.4
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	3.2	4.2
Amortization	0.2	0.1
Disposals		(1.1)
Ending balance	$ 3.4	$ 3.2